Financial Assets at Fair Value Through Other Comprehensive Income - (FVTOCI) (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Investments in equity instruments	$12,933,733	$12,607,114	$401,885
Investments in debt instruments	1,025,760	1,008,140	32,137

	$13,959,493	$13,615,254	$434,022

Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income
a.	Investments in equity instruments

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Unquoted ordinary shares	$12,846,151	$12,546,772	$399,961
Taiwan Innovation Board (TIB) quoted ordinary shares	72,774	47,934	1,528
Unquoted preferred shares	14,808	12,408	396

	$12,933,733	$12,607,114	$401,885

Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income
b.	Investments in debt instruments

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Unsecured cumulative subordinate corporate bonds	$1,025,760	$1,008,140	$32,137